Schedule of Municipal Bonds Held For Investment by Geographic Distribution (Detail)	Dec. 31, 2015	Dec. 31, 2014
California
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	25.90%	24.20%
Texas
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	12.00%	11.40%
Illinois
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	5.30%	6.20%
Oregon
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	6.20%	5.50%